Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equipment [Abstract]
EQUIPMENT
7.	EQUIPMENT

Equipment consisted of the following as of March 31, 2018 and December 31, 2017:

	2018	2017
At Cost:
Office equipment	$23,413	$22,577
less: Accumulated depreciation
Office equipment	(22,269)	(21,451)
	$1,144	$1,126

Depreciation expense for the three months ended March 31, 2018 and 2017 was $24 and $455, respectively.

7.	EQUIPMENT

Equipment consisted of the following:

	December 31	December 31
	2017	2016
At Cost:
Office equipment	$22,577	$21,166
less: Accumulated depreciation
Office equipment	(21,451)	(18,305)
	$1,126	$28,611

Depreciation expense for the years ended December 31, 2017 and 2016 was $1,854 and $2,697, respectively.